CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 55,487	$ 62,777
Interest bearing deposits	124,295	278,331
Cash and Cash Equivalents	179,782	341,108
Trading securities	110	77
Securities available for sale	208,413	157,444
Federal Home Loan Bank and Federal Reserve Bank stock, at cost	20,838	20,828
Loans held for sale, carried at fair value	47,487	44,801
Loans held for sale, carried at lower of cost or fair value	3,292	0
Loans
Commercial	617,258	651,155
Mortgage	527,340	590,876
Installment	189,849	219,559
Payment plan receivables	84,692	115,018
Total Loans	1,419,139	1,576,608
Allowance for loan losses	(44,275)	(58,884)
Net Loans	1,374,864	1,517,724
Other real estate and repossessed assets	26,133	34,042
Property and equipment, net	47,016	62,548
Bank-owned life insurance	50,890	49,271
Other intangibles	3,975	7,609
Capitalized mortgage loan servicing rights	11,013	11,229
Prepaid FDIC deposit insurance assessment	9,448	12,609
Vehicle service contract counterparty receivables, net	18,449	29,298
Accrued income and other assets	22,157	18,818
Total Assets	2,023,867	2,307,406
Deposits
Non-interest bearing	488,126	497,718
Savings and interest-bearing checking	871,238	1,019,603
Reciprocal	33,242	28,508
Retail time	372,340	526,525
Brokered time	14,591	13,771
Total Deposits	1,779,537	2,086,125
Other borrowings	17,625	33,387
Subordinated debentures	50,175	50,175
Vehicle service contract counterparty payables	7,725	6,633
Accrued expenses and other liabilities	33,830	28,459
Total Liabilities	1,888,892	2,204,779
Commitments and contingent liabilities
Shareholders' Equity
Convertible preferred stock, no par value, 200,000 shares authorized; 74,426 shares issued and outstanding at December 31, 2012 and 2011; liquidation preference: $85,150 at December 31, 2012 and $81,023 at December 31, 2011	84,204	79,857
Common stock, no par value, 500,000,000 shares authorized; issued and outstanding: 9,093,732 shares at December 31, 2012 and 8,491,526 shares at December 31, 2011	251,237	248,950
Accumulated deficit	(192,408)	(214,259)
Accumulated other comprehensive loss	(8,058)	(11,921)
Total Shareholders' Equity	134,975	102,627
Total Liabilities and Shareholders' Equity	$ 2,023,867	$ 2,307,406